Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 877,198	$ 731,081
Accounts receivable	1,479,780	1,629,559
Prepaid expenses and other current assets	363,668	442,445
Total current assets	2,720,646	2,803,085
Intangible assets, net of accumulated amortization of $440,400 and $308,217, respectively	1,049,600	1,181,783
Goodwill	1,125,101	1,125,101
Right-of-use operating lease asset	279,132	376,104
Property and equipment, net of accumulated depreciation and amortization of $423,916 and $391,628, respectively	66,703	98,991
Other assets	20,623	79,305
Assets held for sale	0	2,316,845
Total assets	5,261,805	7,981,214
Current liabilities
Accounts payable	495,895	573,789
Revolving line of credit	500,000	425,000
Premium financing note payable	94,071	0
Accrued payroll and related liabilities	604,079	676,796
Commissions payable	24,296	125,033
Income taxes payable	3,101	3,101
Other accrued liabilities	217,108	283,497
Contract liabilities	26,026	182,756
Operating lease liabilities - current	218,695	203,342
Deferred acquisition consideration	0	1,415,098
Total current liabilities	2,183,271	3,888,412
Operating lease liabilities - non-current	134,790	303,778
Deferred tax liabilities, net	59,121	59,121
Total liabilities	2,377,182	4,251,311
Stockholders' equity
Common stock, $0.001 par value 100,000,000 shares authorized; 2,148,291 and 2,083,860 shares issued, 1,980,986 and 1,916,555 shares outstanding as of September 30, 2023 and December 31, 2022, respectively	2,148	2,084
Additional paid-in capital	36,303,586	35,883,831
Accumulated deficit	(32,455,900)	(31,190,801)
Treasury stock, 167,305 shares at cost, as of September 30, 2023 and December 31, 2022	(965,211)	(965,211)
Total stockholders' equity	2,884,623	3,729,903
Total liabilities and stockholders' equity	$ 5,261,805	$ 7,981,214